Financial instruments - additional disclosures (Details 13)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of major customers [line items]
Customers with net sales over five percent	No other customer accounted for 5% or more of net sales in either year.
Largest customer [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	17.00%	16.00%	14.00%
Highest amount of trade receivables	14.00%	14.00%
Second largest customer [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	12.00%	12.00%	11.00%
Highest amount of trade receivables	9.00%	9.00%
Third largest customer [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	7.00%	6.00%	5.00%
Highest amount of trade receivables	5.00%	6.00%